                     THE DOW(R) INDUSTRIALS ("DIAMONDS(R)")

                           DIAMONDS(R) TRUST, SERIES 1

                             A UNIT INVESTMENT TRUST

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2008

                                   (UNAUDITED)

"Dow Jones Industrial Average(SM)", "DJIA(R)", "Dow Jones(R)", "The Dow(R)" and "DIAMONDS(R)" are trademarks and service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by State Street Global Markets, LLC pursuant to a "Licence Agreement" with Dow Jones and have been sublicensed for use for certain purposes to DIAMONDS Trust, Series 1 (the "Trust"), PDR Services LLC and the American Stock Exchange LLC pursuant to separate "Sublicenses." The Trust is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Trust.

DIAMONDS TRUST, SERIES 1
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

COMMON STOCKS                                               SHARES           VALUE
--------------------------------------------------------------------------------------

3M Co. .................................................  5,807,438     $  446,591,982
Alcoa, Inc. ............................................  5,807,438        201,982,694
American Express Co. ...................................  5,807,438        278,873,173
American International Group, Inc. .....................  5,807,438        268,303,636
AT&T, Inc. .............................................  5,807,438        224,805,925
Bank of America Corp. ..................................  5,807,438        218,011,222
Boeing Co. .............................................  5,807,438        492,819,189
Caterpillar, Inc. ......................................  5,807,438        475,513,024
Chevron Corp. ..........................................  5,807,438        558,385,164
Citigroup, Inc. ........................................  5,807,438        146,753,958
Coca-Cola Co. ..........................................  5,807,438        341,883,875
Du Pont (E.I.) de Nemours & Co. ........................  5,807,438        284,041,792
Exxon Mobil Corp. ......................................  5,807,438        540,498,255
General Electric Co. ...................................  5,807,438        189,903,223
General Motors Corp. ...................................  5,807,438        134,732,562
Hewlett-Packard Co. ....................................  5,807,438        269,174,751
Home Depot, Inc. .......................................  5,807,438        167,254,214
Intel Corp. ............................................  5,807,438        129,273,570
International Business Machines Corp. ..................  5,807,438        700,957,767
Johnson & Johnson.......................................  5,807,438        389,621,015
JPMorgan Chase & Co. ...................................  5,807,438        276,724,421
McDonald's Corp. .......................................  5,807,438        346,007,156
Merck & Co., Inc. ......................................  5,807,438        220,914,941
Microsoft Corp. ........................................  5,807,438        165,628,132
Pfizer, Inc. ...........................................  5,807,438        116,787,578
Procter & Gamble Co. ...................................  5,807,438        389,388,718
United Technologies Corp. ..............................  5,807,438        420,865,032
Verizon Communications, Inc. ...........................  5,807,438        223,470,214
Wal-Mart Stores, Inc. ..................................  5,807,438        336,715,255
Walt Disney Co. ........................................  5,807,438        188,335,214
                                                                        --------------
Total Common Stocks -- (Cost $10,401,251,241)...........                $9,144,217,652
                                                                        ==============




See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


ASSETS
  Investments in securities, at value..........................      $9,144,217,652
  Cash.........................................................           9,309,948
  Dividends receivable.........................................          13,247,953
                                                                    ---------------
TOTAL ASSETS...................................................       9,166,775,553
                                                                    ---------------

LIABILITIES
  Income distribution payable..................................          11,771,675
  Payable for DIAMONDS redeemed in-kind........................               7,331
  Accrued Trustee expense......................................             470,236
  Accrued expenses and other liabilities.......................           6,594,674
                                                                    ---------------
TOTAL LIABILITIES..............................................          18,843,916
                                                                    ---------------
NET ASSETS.....................................................      $9,147,931,637
                                                                    ===============

NET ASSETS REPRESENTED BY:
  Paid in surplus..............................................      10,729,722,020
  Undistributed net investment income..........................          17,687,346
  Accumulated net realized loss on investments.................        (342,444,140)
  Net unrealized depreciation on investments...................      (1,257,033,589)
                                                                    ---------------
NET ASSETS.....................................................      $9,147,931,637
                                                                    ===============

NET ASSET VALUE PER DIAMOND....................................             $128.10
                                                                            =======
UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("DIAMONDS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00
     PAR VALUE.................................................          71,414,560
                                                                    ---------------

COST OF INVESTMENTS............................................     $10,401,251,241
                                                                    ===============




See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENTS OF OPERATIONS


--------------------------------------------------------------------------------

                                   FOR THE SIX MONTHS ENDED
                                        APRIL 30, 2008       FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                          (UNAUDITED)         OCTOBER 31, 2007    OCTOBER 31, 2006    OCTOBER 31, 2005
                                   ------------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME
     Dividend income.............        $ 108,860,905         $  172,683,551      $  154,659,959       $ 177,120,908
                                         -------------         --------------      --------------       -------------

EXPENSES
     Trustee expense.............            2,670,014              4,232,050           4,562,765           4,928,790
     Marketing expense...........            2,609,120              4,437,144           3,903,738           4,307,114
     DJIA license fee............            1,758,751              2,555,000           2,555,000           2,655,783
     Legal and audit services....               56,728                174,890             100,378             149,889
     SEC registration fee........                   --                     --                  --             324,223
     Printing and postage
          expense................               95,269                119,920             275,241             403,199
     Other expenses..............               52,779                 98,163             109,678             120,310
                                         -------------         --------------      --------------       -------------
Total expenses...................            7,242,661             11,617,167          11,506,800          12,889,308
     Trustee earnings credits....             (284,406)              (965,742)           (418,803)           (280,392)
                                         -------------         --------------      --------------       -------------
Net expenses after Trustee
  earnings credits...............            6,958,255             10,651,425          11,087,997          12,608,916
                                         -------------         --------------      --------------       -------------
NET INVESTMENT INCOME............          101,902,650            162,032,126         143,571,962         164,511,992
                                         -------------         --------------      --------------       -------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain on
          investment
          transactions...........          153,059,160            854,766,927         413,807,291         651,853,900
     Net change in unrealized
          appreciation
          (depreciation).........         (808,851,524)           139,514,977         517,345,427        (297,315,375)
                                         -------------         --------------      --------------       -------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS..........         (655,792,364)           994,281,904         931,152,718         354,538,525
                                         -------------         --------------      --------------       -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................        $(553,889,714)        $1,156,314,030      $1,074,724,680       $ 519,050,517
                                         =============         ==============      ==============       =============




See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                              FOR THE SIX MONTHS ENDED
                                   APRIL 30, 2008       FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                     (UNAUDITED)         OCTOBER 31, 2007    OCTOBER 31, 2006    OCTOBER 31, 2005
                              ------------------------  ------------------  ------------------  ------------------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS:
     Net investment income..       $  101,902,650         $  162,032,126      $   143,571,962     $   164,511,992
     Net realized gain on
          investment
          transactions......          153,059,160            854,766,927          413,807,291         651,853,900
     Net change in
          unrealized
          appreciation
          (depreciation)....         (808,851,524)           139,514,977          517,345,427        (297,315,375)
                                   --------------         --------------      ---------------     ---------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS................         (553,889,714)         1,156,314,030        1,074,724,680         519,050,517
                                   --------------         --------------      ---------------     ---------------

NET EQUALIZATION CREDITS AND
  CHARGES...................              (72,729)           (13,594,558)          (1,800,594)         (2,410,446)
                                   --------------         --------------      ---------------     ---------------

DISTRIBUTIONS TO UNITHOLDERS
  FROM NET INVESTMENT
  INCOME....................         (102,050,316)          (147,731,248)        (141,435,357)       (168,178,022)
                                   --------------         --------------      ---------------     ---------------

NET INCREASE (DECREASE) IN
  NET ASSETS FROM ISSUANCE
  AND REDEMPTION OF
  DIAMONDS..................          464,053,606          1,785,284,683       (1,781,857,294)     (1,129,366,247)
                                   --------------         --------------      ---------------     ---------------

NET INCREASE (DECREASE) IN
  NET ASSETS DURING PERIOD..         (191,959,153)         2,780,272,907         (850,368,565)       (780,904,198)

NET ASSETS AT BEGINNING OF
  YEAR......................        9,339,890,790          6,559,617,883        7,409,986,448       8,190,890,646
                                   --------------         --------------      ---------------     ---------------

NET ASSETS END OF YEAR*.....       $9,147,931,637         $9,339,890,790      $ 6,559,617,883     $ 7,409,986,448
                                   ==============         ==============      ===============     ===============

*INCLUDES UNDISTRIBUTED NET
  INVESTMENT INCOME.........       $   17,687,346         $   17,835,012      $     3,534,134     $     1,397,529
                                   --------------         --------------      ---------------     ---------------




See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A DIAMOND OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                             FOR THE SIX
                                MONTHS       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR     FOR THE YEAR
                                ENDED            ENDED          ENDED          ENDED          ENDED            ENDED
                              04/30/08*        10/31/07       10/31/06       10/31/05       10/31/04         10/31/03
                             -----------     ------------   ------------   ------------   ------------     ------------
NET ASSET VALUE, BEGINNING
  OF YEAR..................   $   139.17      $   120.69     $   104.31     $   100.48     $    98.20       $    84.12
                              ----------      ----------     ----------     ----------     ----------       ----------
INVESTMENT OPERATIONS:
  Net investment
     income(1).............         1.48            2.85           2.45           2.39(5)        1.94             1.91
  Net realized and
     unrealized gain (loss)
     on investments........       (11.02)          18.57          16.37           3.91           2.28            14.06
                              ----------      ----------     ----------     ----------     ----------       ----------
TOTAL FROM INVESTMENT
  OPERATIONS...............        (9.54)          21.42          18.82           6.30           4.22            15.97
                              ----------      ----------     ----------     ----------     ----------       ----------
NET EQUALIZATION CREDITS
  AND CHARGES(1)...........        (0.00)(2)       (0.24)         (0.03)         (0.03)          0.00(2)         (0.01)
                              ----------      ----------     ----------     ----------     ----------       ----------
LESS DISTRIBUTIONS FROM:
  Net investment income....        (1.53)          (2.70)         (2.41)         (2.44)         (1.94)           (1.88)
                              ----------      ----------     ----------     ----------     ----------       ----------
NET ASSET VALUE, END OF
  PERIOD...................   $   128.10      $   139.17     $   120.69     $   104.31     $   100.48       $    98.20
                              ==========      ==========     ==========     ==========     ==========       ==========
TOTAL INVESTMENT
  RETURN(3)................        (6.84)%         17.72%         18.23%          6.23%          4.27%           19.22%
RATIOS AND SUPPLEMENTAL
  DATA
Ratio to average net
  assets:
  Net investment income....         2.34%           2.19%          2.21%          2.27%          1.89%            2.12%
  Total expenses...........         0.17%           0.16%          0.18%          0.18%          0.18%            0.18%
  Net expenses excluding
     trustee earnings
     credit................         0.16%           0.14%          0.17%          0.17%          0.18%            0.18%
  Net expenses excluding
     rebates, trustee
     earnings credit and
     waivers...............         0.16%           0.14%          0.17%          0.17%          0.18%            0.18%
Portfolio turnover
  rate(4)..................         8.76%           1.45%          0.01%          7.69%         13.88%            8.71%
NET ASSET VALUE, END OF
  YEAR (000'S).............   $9,147,932      $9,339,891     $6,559,618     $7,409,986     $8,190,891       $5,991,092



--------------------------------------------------------------------------------
   *   Unaudited

   (1) Per share numbers have been calculated using the average shares method.

   (2) Amount shown represents less than $0.005.

   (3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.

   (4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of DIAMONDS

   (5) Net investment income per unit reflects receipt of a one time dividend from a portfolio holding (Microsoft Corp.). The effect of this dividend amounted to $0.22 per share.

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
DIAMONDS Trust, Series 1 is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities consisting of substantially all of the component common stocks, which comprise the Dow Jones Industrial Average (the "DJIA"). Each unit of fractional undivided interest in the Trust is referred to as a "DIAMOND" and collectively as "DIAMONDS". The Trust commenced operations on January 14, 1998 upon the initial issuance of 500,000 DIAMONDS (equivalent to ten "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Trust Agreement, the Sponsor and Trustee (each as defined below) are indemnified against certain liabilities arising from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. If there is no closing sale price available or official closing price, valuation will be determined by the Trustee in good faith based on available information.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Trustee is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements. The Trustee does not anticipate SFAS 157 will have a material impact on the Trust's financial statements.

INVESTMENT RISK
The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders monthly. The Trust will distribute net realized capital gains, if any, at least annually.

EQUALIZATION
The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's units, equivalent on a per unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per unit is unaffected by sales or reacquisitions of the Trust's units.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences.

During the six months ended April 30, 2008, the Trust reclassified $197,138,304 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statements of Assets and Liabilities.

At April 30, 2008, the Trust had the following capital loss carryforwards which may be used to offset any net realized gains, expiring October 31:

2008......................................  $  5,816,675
2010......................................     2,065,467
2011......................................    68,716,435
2012......................................   221,460,585
2014......................................        52,316


On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

In adopting FIN 48 with respect to the Trust, management evaluated the implications of FIN 48 and determined that all of the Trust's tax positions meet the "more-likely-than-not" threshold. As a result, the financial statements have not been impacted by the adoption of FIN 48. However, management's conclusions regarding FIN 48 are subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB and on-going analysis of tax laws, regulation, and interpretations thereof.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the DJIA. For these services, the Trustee received a fee at the following annual rates for the six months ended April 30, 2008:

                                        FEE AS A PERCENTAGE OF NET ASSET VALUE
NET ASSET VALUE OF THE TRUST            OF THE TRUST
----------------------------            --------------------------------------
$0 - $499,999,999                       10/100 of 1% per annum plus or minus
                                        the Adjustment Amount
$500,000,000 - $2,499,999,999           8/100 of 1% per annum plus or minus
                                        the Adjustment Amount
$2,500,000,000 - and above              6/100 of 1% per annum plus or minus
                                        the Adjustment Amount


The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of DIAMONDS and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended April 30, 2008, the Adjustment Amount reduced the Trustee's fee by $521,872. The Adjustment Amount included an excess of net transaction fees from processing orders of $237,466 and a Trustee earning credit of $284,406.

PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange LLC) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.00/100 of 1% per annum of the daily net asset value of the Trust. There were no such reimbursements by the Sponsor for the fiscal years ended October 31, 2005, October 31, 2006, October 31, 2007 and six months ended April 30, 2008.

Dow Jones, the American Stock Exchange LLC (the "AMEX"), the Sponsor and State Street Global Markets, LLC ("SSGM") have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the DJIA as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of Dow Jones in connection with the Portfolio. The Trustee on behalf of the Trust, the

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------



Sponsor and the Exchange have each received a sublicense from SSGM for the use of the DJIA and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the Beneficial Owners of DIAMONDS. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the Beneficial Owners of DIAMONDS. The Trust pays an annual sub-license fee to Dow Jones of an amount equal to 0.05% on the first $1 billion of the then rolling average asset balance, and 0.04% on any excess rolling average asset balance over and above $1 billion. The minimum annual fee for the Trust is $1 million.

NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS
Transactions in DIAMONDS were as follows:

                                                     SIX MONTHS ENDED APRIL 30,
                                                               2008*
                                                  -------------------------------
                                                    DIAMONDS          AMOUNTS
                                                  ------------   ----------------
DIAMONDS sold...................................   169,550,000   $ 21,493,580,429
DIAMONDS issued upon dividend reinvestment......         5,490            693,444
DIAMONDS redeemed...............................  (165,250,000)   (21,030,292,996)
Net income equalization.........................            --             72,729
                                                  ------------   ----------------
Net Increase....................................     4,305,490   $    464,053,606
                                                  ============   ================




                                                    YEAR ENDED OCTOBER 31, 2007
                                                  -------------------------------
                                                    DIAMONDS          AMOUNTS
                                                  ------------   ----------------
DIAMONDS sold...................................   283,800,000   $ 37,094,855,531
DIAMONDS issued upon dividend reinvestment......         9,870          1,275,186
DIAMONDS redeemed...............................  (271,050,000)   (35,324,440,592)
Net income equalization.........................            --         13,594,558
                                                  ------------   ----------------
Net Increase....................................    12,759,870   $  1,785,284,683
                                                  ============   ================




                                                    YEAR ENDED OCTOBER 31, 2006
                                                  -------------------------------
                                                    DIAMONDS          AMOUNTS
                                                  ------------   ----------------
DIAMONDS sold...................................   142,300,000   $ 15,848,129,501
DIAMONDS issued upon dividend reinvestment......        12,974          1,429,406
DIAMONDS redeemed...............................  (159,000,000)   (17,633,216,795)
Net income equalization.........................            --          1,800,594
                                                  ------------   ----------------
Net Decrease....................................   (16,687,026)  $ (1,781,857,294)
                                                  ============   ================



--------

   * Unaudited

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------


                                                    YEAR ENDED OCTOBER 31, 2005
                                                  -------------------------------
                                                    DIAMONDS          AMOUNTS
                                                  ------------   ----------------
DIAMONDS sold...................................   117,800,000   $ 12,383,980,226
DIAMONDS issued upon dividend reinvestment......        16,090          1,702,587
DIAMONDS redeemed...............................  (128,300,000)   (13,517,459,506)
Net income equalization.........................            --          2,410,446
                                                  ------------   ----------------
Net Decrease....................................   (10,483,910)  $ (1,129,366,247)
                                                  ============   ================



Except for under the Trust's dividend reinvestment plan, DIAMONDS are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 DIAMONDS. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per DIAMOND (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 are charged in connection with each creation or redemption of Creation Units through the DIAMONDS Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the six months ended April 30, 2008, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $15,363,109,221, $14,899,917,713, $759,145,315 and $755,070,720
respectively. At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, the cost was $10,401,251,241, gross unrealized appreciation was $79,178,481 and gross unrealized depreciation was $1,336,212,070, resulting in net unrealized depreciation of $1,257,033,589.

DIAMONDS TRUST, SERIES 1
OTHER INFORMATION
APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

                       BID/ASK PRICE(1) VS NET ASSET VALUE
                              AS OF APRIL 30, 2008

                                             BID/ASK PRICE               BID/ASK PRICE
                                               ABOVE NAV                   BELOW NAV
                                       -------------------------   -------------------------
                                        50-99   100-199     200     50-99   100-199     200
                                        BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                                       POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                                       ------   -------   ------   ------   -------   ------
2008.................................     0        0         0        0        0         0
2007.................................     1        0         0        6        0         0
2006.................................     0        0         0        0        0         0
2005.................................     0        0         0        0        0         0
2004.................................     0        0         0        0        0         0


          COMPARISON OF TOTAL RETURNS BASED ON NAV AND BID/ASK PRICE(1)

The table below is provided to compare the Trust's total pre-tax returns at NAV with the total pre-tax returns based on bid/ask price and the performance of the Dow Jones Industrial Average. Past performance is not necessarily an indication of how the Trust will perform in the future.

                             CUMULATIVE TOTAL RETURN

                                                 1 YEAR   5 YEAR   10 YEAR   SINCE FIRST TRADE(2)
                                                 ------   ------   -------   --------------------
Return Based on NAV(3), (4)....................   0.33%    67.78%   70.41%           96.89%
Return Based on Bid/Ask Price(3), (4)..........   0.25%    68.00%   70.00%           96.68%
DJIA...........................................   0.47%    69.40%   73.09%          100.15%


                           AVERAGE ANNUAL TOTAL RETURN

                                                 1 YEAR   5 YEAR   10 YEAR   SINCE FIRST TRADE(2)
                                                 ------   ------   -------   --------------------
Return Based on NAV(3), (4)....................   0.33%    10.90%    5.48%           6.82%
Return Based on Bid/Ask Price(3), (4)..........   0.25%    10.93%    5.45%           6.80%
DJIA...........................................   0.47%    11.12%    5.64%           6.99%


--------

   (1) Currently, the Bid/Ask Price is calculated based on the best bid and best offer on the AMEX at 4:00 p.m. However, prior to April 3, 2001, the calculation of the Bid/Ask Price was based on the midpoint of the best bid and best offer at the close of trading on the AMEX, ordinarily 4:15 p.m.

   (2) The Trust commenced trading on the AMEX on January 20, 1998.

   (3) Does not include any transaction fees which are payable to the Trustee only by persons purchasing and redeeming Creation Units. See Note 4 to the financial statements. If these amounts were reflected, returns would be less than those shown.

   (4) Does not include brokerage commissions and charges incurred only by persons who make purchases and sales of DIAMONDS in the secondary market. If these amounts were reflected, returns would be less than those shown.

DIAMONDS TRUST, SERIES 1



--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022

DIASAR